CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)		3 Months Ended		12 Months Ended
	Aug. 27, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue		$ 126,071,000	$ 86,689,000	$ 434,094,000	$ 260,892,000	$ 93,811,000
Cost of revenue:
Platform commissions		(33,451,000)	(24,480,000)	(117,229,000)	(75,163,000)	(28,766,000)
Game operation cost		(9,310,000)	(3,937,000)	(18,945,000)	(17,390,000)	(15,727,000)
Selling and marketing expenses		(56,593,000)	(64,727,000)	(270,167,000)	(165,756,000)	(82,180,000)
General and administrative expenses		(8,496,000)	(2,809,000)	(23,031,000)	(3,689,000)	(2,611,000)
Share listing expense	$ (125,438,000)			(125,438,000)
Total costs and expenses, excluding depreciation and amortization		(107,850,000)	(95,953,000)	(554,810,000)	(261,998,000)	(129,284,000)
Depreciation and amortisation		(1,467,000)	(459,000)	(2,540,000)	(561,000)	(286,000)
Profit/(loss) from operations		16,754,000	(9,723,000)	(123,256,000)	(1,667,000)	(35,759,000)
Net finance income		99,000		6,939,000	1,778,000	240,000
Profit/(loss) before income tax		24,163,000	(11,603,000)	(116,317,000)	111,000	(35,519,000)
Income tax expense		(752,000)	(184,000)	(1,127,000)	(862,000)	(7,000)
Profit/(loss) for the period, net of tax		23,411,000	(11,787,000)	(117,444,000)	(751,000)	(35,526,000)
Loss attributable to equity holders of the Company		23,429,000	(11,787,000)	(117,455,000)	(751,000)	(35,526,000)
Loss attributable to non-controlling interest		(18,000)		11,000
Other comprehensive income/(loss)		(281,000)	(51,000)	11,000	15,000	(3,000)
Total comprehensive income/(loss) for the period, net of tax		23,130,000	(11,838,000)	(117,433,000)	(736,000)	(35,529,000)
Comprehensive loss attributable to equity holders of the Company		23,148,000	$ (11,838,000)	(117,444,000)	$ (736,000)	$ (35,529,000)
Comprehensive loss attributable to non-controlling interest		$ (18,000)		$ 11,000
Loss per share:
Basic and diluted earnings/(loss) per share, US$6		$ 0.12	$ (0.07)	$ (0.64)	$ 0.00	$ (0.20)